STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions - Warrants with Debt [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Volatility	125.00%	129.00%
Risk-free interest rate	0.40%	0.60%
Expected option life (years)	1 year 6 months	2 years
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Fair Value Assumptions [Line Items]
Volatility	132.00%	171.00%
Risk-free interest rate	0.50%	1.80%
Expected option life (years)	1 year 6 months	4 years 292 days